Subsequent Events (Details) - Details-3 - USD ($)										3 Months Ended	12 Months Ended
	Apr. 16, 2024	Mar. 27, 2024	Mar. 11, 2024	Mar. 05, 2024	Jan. 05, 2024	Dec. 02, 2023	Apr. 27, 2023	Nov. 02, 2022	Apr. 21, 2022	Mar. 31, 2024	Dec. 31, 2023	Apr. 17, 2024	Mar. 21, 2024	Sep. 27, 2023	Mar. 04, 2021
Subsequent Events [Line Items]
Convertible notes										$ 52,700,000
Convertible note accrued interest rate							15.00%
Iinterest rate										3.50%
SOFR floor rate										4.00%
Promissory note outstanding									$ 1,500,000		$ 500,000
Remaining amount										$ 750,000	$ 750,000
Aggregate promissorry note						$ 160,000		$ 160,000
Divided price per share										$ 10	$ 10				$ 10
Second Promissory Note [Member]
Subsequent Events [Line Items]
Promissory note outstanding										$ 500,000	$ 500,000
Fourth Promissory Note [Member]
Subsequent Events [Line Items]
Promissory outstanding											$ 1,200,000			$ 1,200,000
New iLearningEngines [Member]
Subsequent Events [Line Items]
Divided price per share										$ 11.5
2024 Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes										$ 29,400,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount												$ 20,000,000
Borrower drew												40,000,000
Remaining amount			$ 750,000
Founder Shares		400,000
Aggregate promissorry note					$ 160,000
Deferred underwriting fees payable		$ 4,062,500
Divided price per share		$ 10
Advisory fees		$ 3,000,000
Fee payable		$ 3,000,000
Subsequent Event [Member] | 2024 Convertible Note Purchase Agreement [Member]
Subsequent Events [Line Items]
Convertible price per share	$ 2.75
Subsequent Event [Member] | Second Promissory Note [Member]
Subsequent Events [Line Items]
Promissory note outstanding			50,000
Subsequent Event [Member] | Fourth Promissory Note [Member]
Subsequent Events [Line Items]
Promissory outstanding			$ 1,250,000
Aggregate promissorry note				$ 5
Subsequent Event [Member] | BTIG Engagement Letter [Member]
Subsequent Events [Line Items]
Divided price per share		$ 10
Advisory fees		$ 400,000
Fee payable		3,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Events [Line Items]
Aggregate principal amount												$ 40,000,000
Subsequent Event [Member] | 2024 Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible note accrued interest rate	15.00%
Subsequent Event [Member] | 2024 Convertible Notes [Member] | 2024 Convertible Note Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate accrued interest	25.00%
Convertible price per share	$ 10
Subsequent Event [Member] | 2024 Convertible Notes [Member] | Business Combination [Member] | 2024 Convertible Note Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate accrued interest	8.00%
Subsequent Event [Member] | 2024 Convertible Notes [Member] | New iLearningEngines [Member]
Subsequent Events [Line Items]
Convertible notes	$ 28,714,500
Investors [Member]
Subsequent Events [Line Items]
Convertible notes													$ 700,000
IPO [Member]
Subsequent Events [Line Items]
Divided price per share															$ 10
IPO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Deferred underwriting fees payable		$ 6,000,000